Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income
Net Income (Loss)	$ (513)	$ 135
Other Comprehensive Income (Loss)
Change in unrealized holding gains (losses) on securities available-for-sale	220	(24)
Other Comprehensive Income (Loss), Before Tax	220	(24)
Income Tax Expense (Benefit) Related to Other Comprehensive Income (Loss)	46	(6)
Other Comprehensive Income (Loss), Net of Tax	174	(18)
Comprehensive Income (Loss)	(339)	117
Tax Expense (Benefit) Allocated to Each Component of Other Comprehensive Income (Loss)
Change in unrealized holding gains (losses) on securities available-for-sale	46	(6)
Income tax effect related to other comprehensive income (loss)	$ 46	$ (6)